STOCKHOLDERS EQUITY (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Exercise Price of Warrants, Granted	$ 1.27	$ 6.04	$ 3.58
Weighted Average Exercise Price of Warrants, Exercised	$ 0	3.62
Weighted Average Exercise Price, Ending		$ 3.74	$ 3.88
Weighted average remaining contractual term in years	8 years	8 years 9 months 18 days	9 years 9 months 18 days
$15.00 Preferred Stock Warrants Outstanding [Member]
Number of warrants Outstanding, Beginning	1,000,000
Number of Warrants, granted		1,000,000
Number of warrants outstanding, Ending		1,000,000
Weighted Average Exercise Price of Warrants, Granted		$ 15.00
Weighted Average Exercise Price of Warrants, expired		0
Weighted Average Exercise Price, Ending		$ 15.00
Weighted average remaining contractual term in years		9 years 8 months 12 days
Weighted average remaining contractual term in years, Granted		10 years